Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 87.8%
Advertising — 0.3%
Entravision Communications Corp., Class A	67,831	$410,378
Aerospace & Defense — 1.7%
AAR Corp.*	15,918	868,327
Ducommun, Inc.*	12,335	674,848
Kratos Defense & Security Solutions, Inc.*	27,963	376,941
Moog, Inc., Class A	6,320	636,740
		2,556,856
Airlines — 0.3%
Spirit Airlines, Inc.	22,706	389,862
Apparel — 0.8%
Capri Holdings Ltd.*	17,593	826,871
Carter's, Inc.	6,210	446,623
		1,273,494
Auto Parts & Equipment — 0.9%
Adient PLC*	24,173	990,126
American Axle & Manufacturing Holdings, Inc.*	51,488	402,121
		1,392,247
Banks — 13.9%
Alerus Financial Corp.	5,413	86,879
Amalgamated Financial Corp.	6,933	122,645
Ameris Bancorp	25,041	916,000
Associated Banc-Corp.	48,497	871,976
Atlantic Union Bankshares Corp.	24,086	844,214
Banner Corp.	19,950	1,084,682
Community Bank System, Inc.	11,766	617,597
ConnectOne Bancorp, Inc.	30,090	531,991
CVB Financial Corp.	40,564	676,608
Eastern Bankshares, Inc.	62,328	786,579
FB Financial Corp.	22,452	697,808
First Financial Bankshares, Inc.	20,955	668,465
First Merchants Corp.	25,117	827,605
German American Bancorp, Inc.	13,857	462,408
Glacier Bancorp, Inc.	18,794	789,536
Hancock Whitney Corp.	31,453	1,144,889
Heritage Financial Corp.	21,343	456,740
Home BancShares, Inc.	38,402	833,707
Independent Bank Corp.	14,120	926,554
Independent Bank Group, Inc.	9,994	463,222
Lakeland Financial Corp.	14,079	881,909
NBT Bancorp, Inc.	13,932	469,648
Origin Bancorp, Inc.	14,239	457,784
Pinnacle Financial Partners, Inc.	10,759	593,466
Renasant Corp.	27,555	842,632
SouthState Corp.	15,852	1,129,614
Stock Yards Bancorp, Inc.	2,922	161,119
Towne Bank	25,057	667,769
TriCo Bancshares	17,729	737,349
United Community Banks, Inc.	42,184	1,186,214
	Number of Shares	Value†

Banks — (continued)
Walker & Dunlop, Inc.	6,547	$498,685
		21,436,294
Beverages — 0.9%
Primo Water Corp.	87,985	1,350,570
Biotechnology — 3.8%
Apellis Pharmaceuticals, Inc.*	3,215	212,062
Arcus Biosciences, Inc.*	10,920	199,181
Avidity Biosciences, Inc.*	16,021	245,922
Cytokinetics, Inc.*	11,150	392,369
Iovance Biotherapeutics, Inc.*	33,903	207,147
Mersana Therapeutics, Inc.*	54,045	222,125
Myriad Genetics, Inc.*	30,029	697,574
NeoGenomics, Inc.*	64,196	1,117,652
REGENXBIO, Inc.*	11,742	222,041
Relay Therapeutics, Inc.*	24,005	395,362
REVOLUTION Medicines, Inc.*	17,836	386,328
Sage Therapeutics, Inc.*	16,641	698,256
Veracyte, Inc.*	22,747	507,258
Xencor, Inc.*	14,279	398,241
		5,901,518
Building Materials — 1.3%
SPX Technologies, Inc.*	16,170	1,141,279
Summit Materials, Inc., Class A*	30,133	858,489
		1,999,768
Chemicals — 2.8%
Ashland, Inc.	11,994	1,231,904
Avient Corp.	27,907	1,148,652
AZZ, Inc.	11,386	469,559
Element Solutions, Inc.	28,229	545,102
H.B. Fuller Co.	3,746	256,414
Rogers Corp.*	4,180	683,137
		4,334,768
Coal — 0.2%
Peabody Energy Corp.*	12,635	323,456
Commercial Services — 4.9%
ABM Industries, Inc.	35,430	1,592,224
Adtalem Global Education, Inc.*	22,046	851,417
Alight, Inc., Class A*	95,107	875,935
ASGN, Inc.*	11,695	966,826
Deluxe Corp.	15,228	243,648
First Advantage Corp.*	23,614	329,651
Herc Holdings, Inc.	6,199	706,066
ICF International, Inc.	8,170	896,249
John Wiley & Sons, Inc., Class A	16,736	648,855
LiveRamp Holdings, Inc.*	20,095	440,683
		7,551,554
Computers — 1.6%
KBR, Inc.	29,955	1,649,023
Tenable Holdings, Inc.*	18,289	868,910
		2,517,933

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — 0.4%
Resideo Technologies, Inc.*	32,176	$588,177
Diversified Financial Services — 0.9%
LendingClub Corp.*	16,563	119,419
Piper Sandler Cos.	4,059	562,618
PJT Partners, Inc., Class A	5,624	405,997
Stifel Financial Corp.	6,115	361,335
		1,449,369
Electric — 2.2%
ALLETE, Inc.	18,506	1,191,231
IDACORP, Inc.	8,334	902,822
MGE Energy, Inc.	16,514	1,282,643
		3,376,696
Electronics — 2.9%
CTS Corp.	12,721	629,181
FARO Technologies, Inc.*	17,953	441,823
Itron, Inc.*	15,452	856,813
Knowles Corp.*	42,979	730,643
Sanmina Corp.*	18,306	1,116,483
TTM Technologies, Inc.*	48,292	651,459
		4,426,402
Energy-Alternate Sources — 0.6%
Green Plains, Inc.*	12,315	381,642
NextEra Energy Partners LP	9,881	600,271
		981,913
Engineering & Construction — 2.3%
Arcosa, Inc.	26,230	1,655,375
Dycom Industries, Inc.*	3,538	331,334
Granite Construction, Inc.	13,836	568,383
MasTec, Inc.*	10,468	988,598
		3,543,690
Entertainment — 1.6%
International Game Technology PLC	41,471	1,111,423
Red Rock Resorts, Inc., Class A	12,630	562,919
SeaWorld Entertainment, Inc.*	13,742	842,522
		2,516,864
Food — 3.0%
Hostess Brands, Inc.*	65,719	1,635,089
Krispy Kreme, Inc.	26,593	413,521
SpartanNash Co.	7,284	180,643
The Simply Good Foods Co.*	8,965	356,538
TreeHouse Foods, Inc.*	21,013	1,059,686
United Natural Foods, Inc.*	14,992	395,039
Utz Brands, Inc.	37,321	614,677
		4,655,193
Gas — 1.4%
Chesapeake Utilities Corp.	6,389	817,728
ONE Gas, Inc.	16,680	1,321,557
		2,139,285
Healthcare Products — 3.3%
Avanos Medical, Inc.*	28,260	840,453
	Number of Shares	Value†

Healthcare Products — (continued)
CONMED Corp.	6,557	$681,010
Enovis Corp.*	14,544	777,959
LivaNova PLC*	10,883	474,281
NuVasive, Inc.*	16,291	672,981
Pacific Biosciences of California, Inc.*	37,811	437,851
QuidelOrtho Corp.*	12,604	1,122,890
		5,007,425
Healthcare Services — 0.4%
Acadia Healthcare Co., Inc.*	7,625	550,906
Home Builders — 1.9%
Century Communities, Inc.	12,006	767,423
Installed Building Products, Inc.	4,896	558,291
Meritage Homes Corp.	13,859	1,618,177
		2,943,891
Insurance — 4.1%
AMERISAFE, Inc.	7,533	368,741
CNO Financial Group, Inc.	31,332	695,257
Enstar Group Ltd.*	3,967	919,511
MGIC Investment Corp.	81,903	1,099,138
NMI Holdings, Inc., Class A*	29,317	654,649
RLI Corp.	3,531	469,305
Selective Insurance Group, Inc.	18,013	1,717,179
The Hanover Insurance Group, Inc.	3,172	407,602
		6,331,382
Internet — 0.3%
Bumble, Inc., Class A*	24,217	473,442
Iron & Steel — 1.9%
ATI, Inc.*	29,266	1,154,837
Carpenter Technology Corp.	13,861	620,418
Commercial Metals Co.	24,198	1,183,282
		2,958,537
Leisure Time — 0.6%
Topgolf Callaway Brands Corp.*	39,005	843,288
Lodging — 0.5%
Boyd Gaming Corp.	12,671	812,465
Machinery — Construction & Mining — 0.7%
Terex Corp.	23,199	1,122,368
Machinery — Diversified — 0.6%
Columbus McKinnon Corp.	23,807	884,668
Media — 1.0%
iHeartMedia, Inc., Class A*	19,441	75,820
Nexstar Media Group, Inc.	4,228	730,006
TEGNA, Inc.	43,622	737,648
		1,543,474
Metal Fabricate/Hardware — 0.6%
Standex International Corp.	7,952	973,643

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — 1.0%
Constellium S.E.*	46,849	$715,853
Hecla Mining Co.	123,771	783,470
		1,499,323
Miscellaneous Manufacturing — 2.2%
EnPro Industries, Inc.	9,672	1,004,824
ESCO Technologies, Inc.	14,286	1,363,599
Federal Signal Corp.	20,094	1,089,296
		3,457,719
Oil & Gas — 2.6%
Murphy Oil Corp.	30,498	1,127,816
Noble Corp. PLC*	20,810	821,371
Patterson-UTI Energy, Inc.	18,487	216,298
PBF Energy, Inc., Class A	13,591	589,306
Sitio Royalties Corp., Class A	29,663	670,384
SM Energy Co.	18,440	519,270
		3,944,445
Oil & Gas Services — 0.8%
NexTier Oilfield Solutions, Inc.*	75,389	599,343
Tidewater, Inc.*	14,706	648,240
		1,247,583
Packaging and Containers — 0.4%
O-I Glass, Inc.*	29,171	662,473
Pharmaceuticals — 0.9%
Agios Pharmaceuticals, Inc.*	21,592	495,968
Alkermes PLC*	20,274	571,524
Kura Oncology, Inc.*	15,932	194,848
Owens & Minor, Inc.*	11,248	163,659
		1,425,999
Pipelines — 0.4%
Golar LNG Ltd.*	31,560	681,696
Private Equity — 0.2%
P10, Inc., Class A	27,383	276,842
Real Estate — 0.6%
Kennedy-Wilson Holdings, Inc.	59,243	982,841
Retail — 4.8%
Academy Sports & Outdoors, Inc.	22,490	1,467,472
American Eagle Outfitters, Inc.	17,182	230,926
Asbury Automotive Group, Inc.*	4,029	846,090
Beacon Roofing Supply, Inc.*	13,954	821,193
FirstCash Holdings, Inc.	7,948	758,001
Foot Locker, Inc.	25,552	1,014,159
Group 1 Automotive, Inc.	6,252	1,415,578
Macy's, Inc.	21,611	377,976
Ollie's Bargain Outlet Holdings, Inc.*	3,905	226,256
Signet Jewelers Ltd.	2,601	202,306
		7,359,957
Savings & Loans — 1.9%
Berkshire Hills Bancorp, Inc.	14,630	366,628
OceanFirst Financial Corp.	35,346	653,194
	Number of Shares	Value†

Savings & Loans — (continued)
Pacific Premier Bancorp, Inc.	35,918	$862,750
Washington Federal, Inc.	34,710	1,045,465
		2,928,037
Semiconductors — 1.7%
Cohu, Inc.*	28,371	1,089,163
MACOM Technology Solutions Holdings, Inc.*	10,472	741,836
Onto Innovation, Inc.*	5,110	449,067
Synaptics, Inc.*	2,787	309,775
		2,589,841
Software — 1.4%
Health Catalyst, Inc.*	24,588	286,942
JFrog Ltd.*	25,769	507,649
Smartsheet, Inc., Class A*	13,196	630,769
Veradigm, Inc.*	58,570	764,339
		2,189,699
Telecommunications — 1.4%
Iridium Communications, Inc.	14,625	905,726
Maxar Technologies, Inc.	14,729	752,063
Viavi Solutions, Inc.*	43,566	471,820
		2,129,609
Textiles — 0.5%
UniFirst Corp.	4,541	800,260
Transportation — 2.0%
ArcBest Corp.	4,286	396,112
DHT Holdings, Inc.	73,163	790,892
Saia, Inc.*	2,716	738,969
Scorpio Tankers, Inc.	19,045	1,072,424
		2,998,397
Water — 0.4%
SJW Group	7,475	569,072
TOTAL COMMON STOCKS (Cost $132,433,317)		135,305,569

REAL ESTATE INVESTMENT TRUSTS — 9.6%
Diversified Financial Services — 0.2%
Ladder Capital Corp.	40,600	383,670
Healthcare — 1.3%
Physicians Realty Trust	139,142	2,077,390
Hotels & Resorts — 2.4%
Pebblebrook Hotel Trust	65,590	920,883
RLJ Lodging Trust	123,437	1,308,432
Ryman Hospitality Properties, Inc.	16,834	1,510,515
		3,739,830
Industrial — 1.2%
STAG lndustrial, Inc.	52,547	1,777,139
Mortgage Banks — 1.0%
PennyMac Mortgage Investment Trust	76,941	948,683

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Mortgage Banks — (continued)
TPG RE Finance Trust, Inc.	87,336	$634,059
		1,582,742
Single Tenant — 0.8%
Agree Realty Corp.	16,833	1,154,912
Storage & Warehousing — 1.1%
Terreno Realty Corp.	26,568	1,716,293
Strip Centers — 1.6%
Acadia Realty Trust	88,149	1,229,679
SITE Centers Corp.	97,136	1,192,830
		2,422,509
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,379,246)		14,854,485

EXCHANGE TRADED FUNDS — 1.0%
Investment Companies — 1.0%
iShares Russell 2000 Value ETF (Cost $1,595,672)	10,984	1,505,028

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $958,045)	958,045	958,045
TOTAL INVESTMENTS — 99.0% (Cost $152,366,280)		$152,623,127
Other Assets & Liabilities — 1.0%		1,528,846
TOTAL NET ASSETS — 100.0%		$154,151,973

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ETF— Exchange-Traded Fund.
LP— Limited Partnership.
PLC— Public Limited Company.
S.E.— Societas Europaea.
4